Document and Entity Information	Nov. 01, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	PROCTER & GAMBLE Co
Entity Address, Address Line One	One Procter & Gamble Plaza
Amendment Flag	false
Entity Central Index Key	0000080424
Document Type	8-K
Document Period End Date	Nov. 01, 2023
Entity Incorporation State Country Code	OH
Entity File Number	001-00434
Entity Tax Identification Number	31-0411980
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	983-1100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, without Par Value
Trading Symbol	PG
Security Exchange Name	NYSE
M 1.125 Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Notes due 2023
Trading Symbol	PG23A
Security Exchange Name	NYSE
M 0.500 Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Notes due 2024
Trading Symbol	PG24A
Security Exchange Name	NYSE
M 0.625 Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Notes due 2024
Trading Symbol	PG24B
Security Exchange Name	NYSE
M 1.375 Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Notes due 2025
Trading Symbol	PG25
Security Exchange Name	NYSE
M 0.110 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.110% Notes due 2026
Trading Symbol	PG26D
Security Exchange Name	NYSE
M 3.25 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.25% Notes due 2026
Trading Symbol	PG26E
Security Exchange Name	NYSE
M 4.875 Eur Notes Due May 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.875% EUR notes due May 2027
Trading Symbol	PG27A
Security Exchange Name	NYSE
M 1.200 Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.200% Notes due 2028
Trading Symbol	PG28
Security Exchange Name	NYSE
M 1.250 Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.250% Notes due 2029
Trading Symbol	PG29B
Security Exchange Name	NYSE
M 1.800 Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.800% Notes due 2029
Trading Symbol	PG29A
Security Exchange Name	NYSE
M 6.250 Gbp Notes Due January 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.250% GBP notes due January 2030
Trading Symbol	PG30
Security Exchange Name	NYSE
M 0.350 Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.350% Notes due 2030
Trading Symbol	PG30C
Security Exchange Name	NYSE
M 0.230 Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.230% Notes due 2031
Trading Symbol	PG31A
Security Exchange Name	NYSE
M 3.25 Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.25% Notes due 2031
Trading Symbol	PG31B
Security Exchange Name	NYSE
M 5.250 Gbp Notes Due January 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.250% GBP notes due January 2033
Trading Symbol	PG33
Security Exchange Name	NYSE
M 1.875 Notes Due 2038 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2038
Trading Symbol	PG38
Security Exchange Name	NYSE
M 0.900 Notes Due 2041 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.900% Notes due 2041
Trading Symbol	PG41
Security Exchange Name	NYSE